TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAXES PAYABLE
Payroll charges	R$ 95,432	R$ 136,428
ICMS (state VAT)	77,766	92,320
COFINS (tax on revenue)	8,850	26,139
IPI (federal VAT)	24,438	41,474
IVA (value-added tax) and others	188,726	251,812
Taxes payable	R$ 395,212	R$ 548,173